EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.05 - Schedule 5

Report Pulled:	11/17/2025
Loan Count:	629 / 847
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	40	6.36%
Appraised Value	15	1.77%
CLTV	27	4.29%
Debt Service Coverage Ratio	379	60.25%
First Payment Due Date	3	0.48%
Loan Purpose	14	2.23%
LTV	34	5.41%
Maturity Date	10	1.59%
Occupancy Type	1	0.12%
Original Interest Rate	6	0.95%
Original Loan Amount	6	0.95%
Original Qualifying FICO Score	17	2.70%
Origination/Note Date	116	18.44%
Originator Back-End DTI	4	0.64%
Property Type	28	3.31%
Sales Price	1	0.12%
Subject Street Address	1	0.12%
Total Cash Reserves	2	0.32%
The Original Principal and Interest Payment Amount	5	0.79%